Document and Entity Information	Nov. 04, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2021
Entity File Number	001-35000
Entity Registrant Name	Walker & Dunlop, Inc.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	80-0629925
Entity Address, Address Line One	7501 Wisconsin Avenue
Entity Address, Adress Line Two	Suite 1200E
Entity Address, State or Province	MD
Entity Address, City or Town	Bethesda
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	215-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value Per Share
Trading Symbol	WD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001497770
Amendment Flag	false